Discontinued Operations	12 Months Ended
Mar. 31, 2011
Discontinued Operations

24. Discontinued Operations

As of December 31, 2008, NIDEC discontinued its optical pickup unit (“OPU”) business. The results of the OPU business were previously recorded in the “Nidec Sankyo” reportable segment. NIDEC discontinued the OPU business by winding down operations in an effort to concentrate management resources and focus capital and R&D expenditures on other growing businesses. Total exit costs were ¥3,972 million (net of tax ¥2,564 million), which includes an impairment loss of ¥357 million of goodwill, loss on disposal of fixed assets and inventories, and other closing costs.

As of September 30, 2009, NIDEC discontinued the semiconductor manufacturing equipment (“SME”) business included within the “Nidec Tosok” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products in the automobile parts and measuring equipment businesses, areas with more potential for growth than the SME business. Total exit costs were ¥1,835 million (net of tax ¥1,174 million), which includes an impairment loss of ¥230 million of goodwill, loss on disposal of inventories and fixed assets, and other closing costs.

As of March 31, 2011, NIDEC discontinued the specialty lens unit (“SLU”) business included within the “Nidec Copal” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products, areas with more potential for growth than the SLU business. The SLU business had been established during the year ended March 31, 2010. Total exit costs were ¥3,522 million (net of tax ¥2,410 million), which includes loss on disposal of inventories and fixed assets.

The operating results of the OPU, SME and SLU business and exit costs with related taxes were recorded as “net loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”. All prior period information has been reclassified to be consistent with the current period presentation.

Operating results of discontinued operations for the year ended March 31, 2009, 2010 and 2011 were as follows:

	Yen in millions
	For the year ended March 31, 2009
	OPU business	SME business	Total
Net sales	¥7,681	¥2,655	¥10,336

Loss on discontinued operations before income taxes	¥(4,977)	¥(241)	¥(5,218)
Income taxes	1,695	11	1,706

Loss on discontinued operations	¥(3,282)	¥(230)	¥(3,512)

	Yen in millions
	For the year ended March 31, 2010
	SME business	SLU business	Total
Net sales	¥604	¥1,430	¥2,034

Loss on discontinued operations before income taxes	¥(2,047)	¥(181)	¥(2,228)
Income taxes	760	11	771

Loss on discontinued operations	¥(1,287)	¥(170)	¥(1,457)

	Yen in millions	U.S. dollar in thousands
	For the year ended March 31, 2011	For the year ended March 31, 2011
	SLU business	SLU business
Net sales	¥5,120	$61,575

Loss on discontinued operations before income taxes	¥(4,571)	$(54,973)
Income taxes	1,065	12,808

Loss on discontinued operations	¥(3,506)	$(42,165)